39. APPROVAL OF THE CONSOLIDATED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2017
Approval Of Consolidated Financial Statements
APPROVAL OF THE CONSOLIDATED FINANCIAL STATEMENTS
39.	APPROVAL OF THE CONSOLIDATED FINANCIAL STATEMENTS
The consolidated financial statements were approved by the Board of Directors on April 27, 2018